Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Entity Central Index Key	0000750577